Stockholders’ Equity (Details) - USD ($)	1 Months Ended	9 Months Ended		12 Months Ended
	Feb. 23, 2021	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Jun. 19, 2021	Jun. 18, 2020	May 12, 2020	Aug. 31, 2019
Stockholders’ Equity (Details) [Line Items]
Preferred stock, shares authorized		1,000,000		1,000,000
Sale price per share (in Dollars per share)		$ 0.72	$ 0.53
Equity proceeds		60.00%
Market value per share (in Dollars per share)		$ 9.2
Exercise price adjusted percentage		115.00%
Redemption trigger price per share (in Dollars per share)		$ 18
Higher of market value percentage		180.00%
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock voting rights				one vote
Common stock, shares subject to forfeiture				562,500
Warrants price per share (in Dollars per share)				$ 0.01
Accrued interest outstanding (in Dollars)				$ 80,450
Sale of shares		17,250,000
FaZe Clan Inc. [Member]
Stockholders’ Equity (Details) [Line Items]
Common stock, shares authorized		31,900,878		31,900,878	31,900,878
Shares issued								1,000,000
Gross proceeds (in Dollars)		$ 25,000,000
Temporary equity (in Dollars)		$ 33,700,000
Common stock, shares issued		8,435,596		7,397,055	7,197,055
Common stock, shares outstanding		8,435,596		7,397,055	7,197,055
General and administrative expense (in Dollars)					$ 2,500,000
Convertible debt (in Dollars)					22,000,000
Accrued interest outstanding (in Dollars)					$ 1,900,000
Conversion price (in Dollars per share)					$ 9.09
Beneficial conversion feature (in Dollars)					$ 4,000,000
Proceeds fro convertible note (in Dollars)					1,700,000
Cash proceeds (in Dollars)					$ 5,000,000
Common stock, per share (in Dollars per share)		$ 0.00001		$ 0.00001	$ 0.00001				$ 0.00001
Interest expense (in Dollars)		$ 3,635,000	$ 2,198,000	$ 3,780,000	$ 6,424,000
FaZe Clan Inc. [Member] | Bridging [Member]
Stockholders’ Equity (Details) [Line Items]
Interest expense (in Dollars)				$ 100,000
FaZe Clan Inc. [Member] | Hubrick Limited [Member]
Stockholders’ Equity (Details) [Line Items]
General and administrative expense (in Dollars)					600,000
2019 Convertible Notes [Member] | FaZe Clan Inc. [Member]
Stockholders’ Equity (Details) [Line Items]
Proceeds fro convertible note (in Dollars)					$ 2,800,000
Private Placement Warrants [Member]
Stockholders’ Equity (Details) [Line Items]
Sale price per share (in Dollars per share)	$ 10
Sale of shares	520,000
Board of directors [Member]
Stockholders’ Equity (Details) [Line Items]
Preferred stock, shares authorized		1,000,000
Class A Common Stock [Member]
Stockholders’ Equity (Details) [Line Items]
Common stock, shares authorized		100,000,000		100,000,000
Sale price per share (in Dollars per share)		$ 11.5
Shares issued		9.2				4,312,500
Common stock, shares issued		520,000
Common stock, shares outstanding		520,000
Exceeds price per share (in Dollars per share)				$ 18
Effective issue price of less than (in Dollars per share)		$ 9.2
Common stock, per share (in Dollars per share)		0.0001		$ 0.0001
Class A Common Stock [Member] | Private Placement Warrants [Member]
Stockholders’ Equity (Details) [Line Items]
Sale price per share (in Dollars per share)		$ 18
Class B Common Stock [Member]
Stockholders’ Equity (Details) [Line Items]
Common stock, shares authorized		10,000,000		10,000,000
Shares issued							4,312,500
Common stock, shares issued		4,312,500		4,312,500
Common stock, shares outstanding		4,312,500		4,312,500
Common stock, per share (in Dollars per share)		$ 0.0001		$ 0.0001
Series A Preferred Stock [Member] | FaZe Clan Inc. [Member]
Stockholders’ Equity (Details) [Line Items]
Preferred stock, shares authorized		3,545,529		3,545,529	3,545,529
Share price per share (in Dollars per share)		$ 0.00001		$ 0.00001
Shares issued					2,512,069
Preferred stock, shares issued		3,237,800		3,237,800	3,237,800
Preferred stock, shares outstanding		3,237,800		3,237,800	3,237,800
Gross proceeds (in Dollars)				$ 25,000,000
Temporary equity (in Dollars)				$ 33,700,000
Sale of shares					481,158
Cash proceeds (in Dollars)					$ 5,000,000
Series A Preferred Stock [Member] | Employees and Non-employees [Member] | FaZe Clan Inc. [Member]
Stockholders’ Equity (Details) [Line Items]
Shares issued					244,573
Minimum [Member] | FaZe Clan Inc. [Member]
Stockholders’ Equity (Details) [Line Items]
Common stock, shares authorized									6,380,176
Maximum [Member] | FaZe Clan Inc. [Member]
Stockholders’ Equity (Details) [Line Items]
Common stock, shares authorized									31,900,878
Warrant [Member] | Private Placement Warrants [Member]
Stockholders’ Equity (Details) [Line Items]
Share price per share (in Dollars per share)		$ 0.01
Common Stock [Member] | FaZe Clan Inc. [Member]
Stockholders’ Equity (Details) [Line Items]
Shares issued				200,000	1,079,555